PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment, Gross		$ 8,944,456	$ 8,307,893
Less: Accumulated depreciation and amortization	(4,979,270)	(4,659,670)	(4,189,618)
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $4,979,270 and $4,659,670, respectively	4,108,774	4,284,786	4,118,274
Laboratory Manufacturing, and Warehouse Equipment [Member]
Property, Plant and Equipment, Gross		5,448,732	5,285,888
Office Equipment [Member]
Property, Plant and Equipment, Gross		64,927	56,961
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		49,804	62,406
Transportation Equipment [Member]
Property, Plant and Equipment, Gross		66,855	66,855
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Gross		$ 3,314,138	$ 2,835,783